TAX STATUS	12 Months Ended
Dec. 31, 2025
Needham Bank 401(k) Plan
TAX STATUS
TAX STATUS

5.TAX STATUS

The Plan adopted the Principal Financial Group Prototype for Savings Plan, which received an opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020, stating that the written form of the underlying volume submitter plan document is qualified under Section 401(a) of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan administrator and the Plan’s tax counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS or the Department of Labor (“DOL”). The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.